Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Sales-type leases, net	$ 1,801,218	$ 1,358,237	$ 3,419,610	$ 3,233,992	$ 5,073,075	$ 7,112,800
Amortization of unearned income related to sales-type leases	543,313	(151,497)	836,764	1,218,715	1,386,540	2,860,959
TOTAL REVENUES	2,344,531	1,206,740	4,256,374	4,452,707	6,459,615	9,973,759
COST OF REVENUES
Cost of sales-type leases					3,120,663	3,971,058
Repossession and cancelled lease expense					2,980,762	2,308,222
Total Cost of Revenues	1,860,427	1,444,165	3,118,116	4,205,909	6,101,425	6,279,280
GROSS PROFIT (LOSS)	484,104	(237,425)	1,138,258	246,798	358,190	3,694,479
GENERAL AND ADMINISTRATIVE EXPENSE	601,196	682,448	1,073,053	1,308,226	2,461,913	2,350,827
INCOME BEFORE OTHER INCOME (EXPENSE) FROM OPERATIONS	(117,092)	(919,873)	65,205	(1,061,428)	(2,103,723)	1,343,652
OTHER INCOME (EXPENSE)
Other Income					224,468	28,742
Gain on Debt Refinance					6,708,385
Loss on Derivatives	(2,466,500)		(2,466,500)		(50,392)
Interest expense	(262,447)	(372,371)	(525,590)	(769,336)	(1,553,524)	(1,611,363)
Other Expense		(32,127)		(32,082)
Total Other Income (Expense)	(2,728,947)	(404,498)	(2,992,090)	(801,418)	5,328,937	(1,582,621)
INCOME (LOSS) BEFORE INCOME TAXES	(2,846,039)	(1,324,371)	(2,926,885)	(1,862,846)	3,225,214	(238,969)
PROVISION (BENEFIT) FOR INCOME TAXES
NET INCOME (LOSS)	$ (2,846,039)	$ (1,324,371)	$ (2,926,885)	$ (1,862,846)	$ 3,225,214	$ (238,969)
Basic average shares outstanding	84,805,631	80,414,980	82,622,434	81,276,858	80,842,377	82,389,409
Basic earnings per share	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.02)	$ 0.04	$ 0.00
Diluted average shares outstanding					82,241,880	82,389,409
Diluted Earnings Per Share					$ 0.04	$ 0.00